Capital management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Capital Management [Abstract]
Capital adequacy assessment
ING Group capital position according to CRR II / CRD V
in EUR million	2020	2019
Shareholders’ equity [4]	54,637	53,769
- Reserved profit not included in CET1 capital [1]	-3,266	-1,754
- Other adjustments	-4,037	-4,464
Regulatory adjustments	-7,303	-6,217
Available common equity Tier 1 capital	47,333	47,552

Additional Tier 1 securities [2]	5,643	6,916
Regulatory adjustments additional Tier 1	48	51
Available Tier 1 capital	53,024	54,519

Supplementary capital Tier 2 bonds [3]	9,359	8,943
Regulatory adjustments Tier 2	-846	-1,158
Available Total capital	61,537	62,303

Risk weighted assets	306,324	326,414

Common equity Tier 1 ratio	15.45%	14.57%
Tier 1 ratio	17.31%	16.70%
Total capital ratio	20.09%	19.09%

1. The reserved profit not included in CET1 capital ING Group as per 31 December 2020 was EUR 3,266 million, of which EUR 1,512 million relates to the result of 2020 and EUR 1,754 million relates to the result of 2019.

2. Including EUR 4,660 million which is CRR-compliant (2019: EUR 5,312 million) and EUR 983 million to be replaced as capital recognition is subject to CRR grandfathering rules (2019: EUR 1,604 million).

3. Including EUR 9,206 million which is CRR-compliant (2019: EUR 8,789 million), and EUR 153 million to be replaced as capital recognition is subject to CRR grandfathering rules (2019: EUR 153 million).

4. Shareholders' equity is determined in accordance with IFRS-EU.

Main credit ratings
Main credit ratings of ING at 31 December 2020
	Standard & Poor’s		Moody’s		Fitch
	Rating	Outlook	Rating	Outlook	Rating	Outlook
ING Groep N.V.
Long-term	A-	Negative	Baa1	Stable	A+	Negative
ING Bank N.V.
Long-term	A+	Stable	Aa3	Stable	AA-	Negative
Short-term	A-1		P-1		F1+